Finance receivables, net - Components of Finance Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Finance receivables, gross	€ 399.8	€ 1,439.8
Unearned interest	0.0	0.0
Finance receivables, net	399.8	1,439.8
Current portion of finance receivables, gross	82.6	1,379.2
Current portion of unearned interest	0.0	0.0
Non-current portion of finance receivables, net	€ 317.2	€ 60.6